UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, December 31, 2018 (unaudited)
	Principal
	Amount*	Value

Corporate Bonds 0.2%
Insurance Brokers 0.0%†
[a] Ambac Assurance Corp., Subordinated Note, 144A, 5.10%,6/07/20	$237	$316
[a,b] Ambac LSNI LLC, senior note, first lien, 144A, FRN, 7.803%, (3-month USD LIBOR + 5.00%),
2/12/23 (Cayman Islands)	1,028	1,033
Real Estate Services 0.2%
American Homes 4 Rent LP, senior bond, 4.25%,2/15/28	100,000	96,873
Total Corporate Bonds (Cost $100,793)		98,222

U.S. Government and Agency Securities 0.7%
U.S. Treasury Bond,
4.75%, 2/15/37	225,000	287,169
4.25%, 11/15/40	131,000	158,606
Total U.S. Government and Agency Securities (Cost $478,489)		445,775

Asset-Backed Securities and Commercial Mortgage-Backed Securities 26.2%
Finance 26.2%
[c] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 4.886%, (6-month USD LIBOR + 2.00%),
6/25/45	104,828	107,205
[a] American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52.	150,223	149,428
[a,d,e] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41.	1,598,000	6,392
[f,g] Bank, 2018-BN13, XA, IO, FRN, 0.521%, 8/15/61	2,523,368	89,181
[c] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.386%, (1-month USD LIBOR + 0.88%), 11/25/34	25,606	25,452
[a,c] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 4.106%, (1-month USD LIBOR + 1.60%), 4/25/28
(Bermuda)	170,000	170,085
[a,f] BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.205%, 11/15/35	139,791	138,222
[f] CD Mortgage Trust, 2016-CD2, A4, FRN, 3.526%, 11/10/49	175,000	174,638
[a] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	191,846	189,504
[a,f] CIM Trust, 2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	183,819	185,030
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	63,153	60,671
2015-GC31, A4, 3.762%, 6/10/48	250,000	253,964
2016-GC37, A4, 3.314%, 4/10/49	250,000	247,332
[a,f] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	29,479	29,145
[f] Commercial Mortgage Trust,
2006-GG7, AJ, FRN, 5.692%, 7/10/38	170,000	156,630
2006-GG7, AM, FRN, 5.692%, 7/10/38	54,913	55,119
[f] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	319,545	346,245
Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30	107,277	111,881
[a] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	355,752	354,735
CSAIL Commercial Mortgage Trust,
2015-C1, A4, 3.505%, 4/15/50	430,000	431,839
[f,g] 2015-C2, XA, IO, FRN, 0.799%, 6/15/57	5,409,214	208,573
[a,f] CSMC, 2009-15R, 3A1, 144A, FRN, 3.971%, 3/26/36	25,374	25,500
[a,f] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	120,788	118,439
[c] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.256%, (1-month USD LIBOR + 0.75%),
3/25/34	72,279	72,566
[a,f] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	400,000	403,052
[c] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN3, M3, FRN, 6.506%, (1-month USD LIBOR + 4.00%), 8/25/24.	198,527	213,563
2014-DN4, M3, FRN, 7.056%, (1-month USD LIBOR + 4.55%), 10/25/24	184,675	202,262
2014-HQ1, M2, FRN, 5.006%, (1-month USD LIBOR + 2.50%), 8/25/24.	6,699	6,708

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[c] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-HQ3, M3, FRN, 7.256%, (1-month USD LIBOR + 4.75%), 10/25/24	$205,053	$224,902
2015-DN1, M3, FRN, 6.656%, (1-month USD LIBOR + 4.15%), 1/25/25.	193,275	205,423
2015-DNA3, B, FRN, 11.856%, (1-month USD LIBOR + 9.35%), 4/25/28	248,923	310,908
2015-HQ1, M2, FRN, 4.706%, (1-month USD LIBOR + 2.20%), 3/25/25.	8,092	8,107
2015-HQ1, M3, FRN, 6.306%, (1-month USD LIBOR + 3.80%), 3/25/25.	500,000	527,008
2015-HQ2, M3, FRN, 5.756%, (1-month USD LIBOR + 3.25%), 5/25/25.	250,000	271,824
2015-HQA1, B, FRN, 11.306%, (1-month USD LIBOR + 8.80%), 3/25/28	248,824	287,486
2016-DNA2, M3, FRN, 7.156%, (1-month USD LIBOR + 4.65%), 10/25/28	250,000	281,379
2016-HQA2, M2, FRN, 4.756%, (1-month USD LIBOR + 2.25%), 11/25/28.	177,357	180,264
[a,f] Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	196,390	197,965
[c] FNMA, 2007-1, NF, FRN, 2.756%, (1-month USD LIBOR + 0.25%), 2/25/37	89,616	89,615
[c] FNMA Connecticut Avenue Securities,
2013-C01, M2, FRN, 7.756%, (1-month USD LIBOR + 5.25%), 10/25/23	197,919	221,623
2014-C01, M1, FRN, 4.106%, (1-month USD LIBOR + 1.60%), 1/25/24	82,013	82,234
2014-C02, 2M2, FRN, 5.106%, (1-month USD LIBOR + 2.60%), 5/25/24	330,021	342,100
2014-C04, 1M1, FRN, 7.406%, (1-month USD LIBOR + 4.90%), 11/25/24	254,951	284,795
2015-C01, 2M2, FRN, 7.056%, (1-month USD LIBOR + 4.55%), 2/25/25	164,306	175,385
2017-C01, 1B1, FRN, 8.256%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	323,255
2018-C02, 2M1, FRN, 3.156%, (1-month USD LIBOR + 0.65%), 8/25/30	53,410	53,363
[a,f] FREMF Mortgage Trust,
2011-K11, B, 144A, FRN, 4.416%, 12/25/48	170,000	174,454
2018-K72, B, 144A, FRN, 3.992%, 12/25/50	210,000	202,808
[f] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	97,540	97,972
[f] Green Tree Financial Corp., 1998-4, A7, FRN, 6.87%, 4/01/30	50,845	53,591
[f,g] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.859%, 5/10/50	6,025,132	218,140
[f,g] GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.82%, 3/10/50	3,235,261	178,263
[c] GSAA Home Equity Trust, 2005-6, A3, FRN, 2.876%, (1-month USD LIBOR + 0.37%), 6/25/35	34,928	34,789
[c] GSAMP Trust, 2005-HE3, M2, FRN, 3.511%, (1-month USD LIBOR + 1.005%), 6/25/35	40,095	40,176
[c] Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.481%, (1-month USD LIBOR + 0.975%), 12/25/34	150,622	150,885
[a,f] Invitation Homes Trust, 2018-SFR4, A, 144A, FRN, 3.555%, 1/17/38	193,711	195,702
[a,f] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.406%, 7/25/43	208,967	206,681
JPMBB Commercial Mortgage Securities Trust,
[f] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	250,317
2015-C33, A4, 3.77%, 12/15/48.	250,000	254,067
[c] Lehman XS Trust, 2005-1, 2A2, FRN, 3.849%, (1-month USD LIBOR + 1.50%), 7/25/35	40,523	40,204
[c] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 5.756%, (1-month USD LIBOR
+ 3.25%), 3/25/32	20,177	20,349
[c] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.246%, (1-month USD LIBOR + 0.74%),
3/25/28	124,365	119,594
[a,f] Mill City Mortgage Loan Trust,
2016-1, A, 144A, FRN, 2.50%, 4/25/57.	105,271	103,418
2018-1, A1, 144A, FRN, 3.25%, 5/25/62	152,285	150,704
[c] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 3.241%, (1-month USD LIBOR +
0.735%), 1/25/35	46,403	46,462
[a] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	250,000	254,293
[a,c] OBX Trust, 2018-1, A2, 144A, FRN, 3.156%, (1-month USD LIBOR + 0.65%), 6/25/57.	149,345	148,427
[a] One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	350,357
[a] Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	100,000	100,279
[a,c] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.906%, (1-month USD LIBOR + 1.40%), 3/25/28.	150,000	149,738
[f] Residential Asset Securities Corp., 2004-KS8, AI6, FRN, 4.79%, 9/25/34	4,259	4,307

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[a] Towd Point Mortgage Trust,
[f] 2015-1, 144A, FRN, 2.75%, 11/25/60	$209,146	$206,479
[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	119,270	118,305
[f] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	200,382	196,603
[f] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	210,695	205,623
[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	390,215	380,242
[f] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	304,866	299,398
[f] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56	165,000	162,124
[f] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	80,641	78,960
[f] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	317,042	309,872
[c] 2017-5, A1, 144A, FRN, 3.106%, (1-month USD LIBOR + 0.60%), 2/25/57.	103,012	102,707
[f] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	86,321	85,034
[f] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	183,247	181,072
[f] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	96,110	95,184
[c] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 2.776%, (1-month USD LIBOR + 0.27%), 12/25/45	188,150	186,681
2005-AR8, 1A1A, FRN, 3.086%, (1-month USD LIBOR + 0.58%), 7/25/45	98,717	97,807
[a,f] Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	128,490	127,306
Wells Fargo Mortgage Backed Securities Trust,
[f] 2004-W, A9, FRN, 4.848%, 11/25/34	66,574	68,375
[f] 2005-AR10, 2A3, FRN, 4.513%, 6/25/35	67,003	67,612
[f] 2005-AR9, 2A2, FRN, 4.668%, 10/25/33	117,744	117,580
2007-3, 3A1, 5.50%, 4/25/22.	9,963	10,083
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $15,235,913)		15,244,021

Mortgage-Backed Securities 80.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 46.6%
FHLMC Gold 20 Year, 6.50%, 2/01/19.	433	432
FHLMC Gold 30 Year, 3.50%, 10/01/47	4,242,004	4,244,534
FHLMC Gold 30 Year, 3.50%, 12/01/47	4,397,541	4,399,269
[h] FHLMC Gold 30 Year, 3.50%, 12/01/48	2,000,000	1,999,527
FHLMC Gold 30 Year, 4.00%, 4/01/48.	682,817	696,662
FHLMC Gold 30 Year, 4.00%, 5/01/48.	6,325,066	6,452,400
FHLMC Gold 30 Year, 4.00%, 7/01/48.	3,713,523	3,788,382
FHLMC Gold 30 Year, 4.00%, 10/01/48	2,467,654	2,517,312
[h] FHLMC Gold 30 Year, 4.00%, 12/01/48	1,730,000	1,763,748
FHLMC Gold 30 Year, 4.50%, 4/01/40.	500,853	524,812
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	326,155	344,682
FHLMC Gold 30 Year, 5.50%, 9/01/33.	38,693	41,833
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	95,204	103,494
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	55,933	60,775
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 8/01/32	75,352	77,741
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	93,068	96,866
FHLMC Gold 30 Year, 8.50%, 6/01/21.	2,476	2,483
FHLMC Gold 30 Year, 9.00%, 9/01/30.	19,507	19,704
FHLMC Gold 30 Year, 9.50%, 3/01/21 - 12/01/22	3,609	3,619
		27,138,275

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
[i] Federal National Mortgage Association (FNMA) Adjustable Rate 1.9%
FNMA, 3.345% - 4.372%, (US 3 Year CMT T-Note +/- MBS Margin), 7/01/19 - 7/01/38	$544,762	$558,132
FNMA, 4.375% - 4.96%, (US 3 Year CMT T-Note +/- MBS Margin), 5/01/22 - 10/01/36	544,117	555,415
		1,113,547
Federal National Mortgage Association (FNMA) Fixed Rate 23.5%
FNMA 30 Year, 3.50%, 4/01/48	7,634,560	7,639,957
[h] FNMA 30 Year, 3.50%, 1/01/49	1,800,000	1,800,391
FNMA 30 Year, 3.50%, 7/01/56	1,070,825	1,068,413
FNMA 30 Year, 5.00%, 4/01/34	89,516	94,249
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	516,243	550,010
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	539,691	581,656
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	314,205	344,352
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	487,995	531,664
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35.	239,716	258,804
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	470,798	509,665
FNMA 30 Year, 6.50%, 8/01/32	78,407	85,362
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32.	22,959	26,448
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31.	23,433	26,189
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	143,406	151,646
FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25.	1,254	1,350
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	32,469	33,502
FNMA 30 Year, 10.00%, 6/01/19 - 4/01/21	3,311	3,330
FNMA PL 30 Year, 10.00%, 9/01/20	4,305	4,325
		13,711,313
Government National Mortgage Association (GNMA) Fixed Rate 8.1%
GNMA I SF 30 Year, 4.50%, 9/20/48	4,072,276	4,218,819
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	92,347	99,518
GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	25,134	26,170
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	27,528	28,603
GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	28,853	30,420
GNMA I SF 30 Year, 8.25%, 3/15/21 - 5/15/21	10,865	10,883
GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	26,364	26,515
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	141,693	159,631
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32.	87,751	98,929
GNMA II SF 30 Year, 8.00%, 8/20/26	85	95
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25.	710	734
GNMA II SF 30 Year, 10.50%, 6/20/20	5	5
		4,700,322
Total Mortgage-Backed Securities (Cost $46,678,940)		46,663,457
Total Investments before Short Term Investments (Cost $62,494,135)		62,451,475

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $1,270,612) 2.2%
Money Market Funds 2.2%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,270,612	$1,270,612
Total Investments (Cost $63,764,747) 109.4%		63,722,087
Other Assets, less Liabilities (9.4)%		(5,485,097)
Net Assets 100.0%		$58,236,990

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $6,554,616, representing 11.3% of net assets.
bThe coupon rate shown represents the rate at period end.
cThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eDefaulted security or security for which income has been deemed uncollectible.
fAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
gInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
hSecurity purchased on a to-be-announced (TBA) basis.
iAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
jSee Note 5 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	1	$160,656	3/20/19	$(8,722)
U.S. Treasury 2 Yr. Note.	Short	7	1,486,187	3/29/19	(10,517)
U.S. Treasury 5 Yr. Note.	Short	5	573,438	3/29/19	(8,847)
U.S. Treasury 30 Yr. Bond	Long	14	2,044,000	3/20/19	96,756
Ultra 10 Yr. U.S. Treasury Note	Long	18	2,341,406	3/20/19	74,846
Total Futures Contracts.					$143,516

*As of period end.

See Abbreviations on page 8.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.99%	3,027,312	3,970,666	(5,727,366)	1,270,612	$1,270,612	$6,120	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$98,222	$—	$98,222
U.S. Government and Agency Securities	—	445,775	—	445,775
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	15,237,629	6,392	15,244,021
Mortgage-Backed Securities	—	46,663,457	—	46,663,457
Short Term Investments	1,270,612	—	—	1,270,612
Total Investments in Securities	$1,270,612	$62,445,083	$6,392	$63,722,087

Other Financial Instruments:
Futures Contracts	$171,602	$—	$—	$171,602

Liabilities:
Other Financial Instruments:
Futures Contracts	$28,086	$—	$—	$28,086

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Counterparty
USD United States Dollar	FRN	Floating Rate Note
	IO	Interest Only
	LIBOR	London InterBank Offered Rate
	PL	Project Loan
	REIT	Real Estate Investment Trust
	SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By   /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

By   /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2019